Other Income (Details) - Schedule of Other Income - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Other Income [Abstract]
Income from revenue entitlement rights		$ 14,392,091
Fair value gain on warrant liability	22,766	1,487,589
Miscellaneous Income	1,501
Sundry Balances written back	360,878	425,853
Total	$ 385,145	$ 16,305,533